American Funds College Target Date Series®
American Funds® College 2039 Fund
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 48%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	780,111	$26,009
SMALLCAP World Fund, Inc., Class R-6[1]	390,823	23,938
The Growth Fund of America, Class R-6	330,130	18,880
New Perspective Fund, Class R-6	345,292	18,114
EuroPacific Growth Fund, Class R-6	242,910	12,301
The New Economy Fund, Class R-6[1]	224,627	10,449
American Funds Global Insight Fund, Class R-6	231,293	4,367
		114,058
Growth-and-income funds 38%
Fundamental Investors, Class R-6	444,796	28,102
Capital World Growth and Income Fund, Class R-6	467,806	24,382
The Investment Company of America, Class R-6	475,852	20,662
Washington Mutual Investors Fund, Class R-6	180,128	9,597
International Growth and Income Fund, Class R-6	254,239	8,133
		90,876
Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	221,147	7,336
American Balanced Fund, Class R-6	245,576	7,335
		14,671
Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	1,544,902	20,408
Total investment securities 100% (cost: $273,570,000)		240,013
Other assets less liabilities 0%		(53)
Net assets 100%		$239,960
American Funds College Target Date Series — Page 1 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
AMCAP Fund, Class R-6[1]	$7,565	$23,954	$—	$—	$(5,510)	$26,009	$—	$1,736
SMALLCAP World Fund, Inc., Class R-6[1]	6,909	22,749	—	—	(5,720)	23,938	—	863
The Growth Fund of America, Class R-6	5,043	17,079	—	—	(3,242)	18,880	29	584
New Perspective Fund, Class R-6	5,250	15,795	—	—	(2,931)	18,114	48	497
EuroPacific Growth Fund, Class R-6	4,111	10,900	100	—[3]	(2,610)	12,301	100	279
The New Economy Fund, Class R-6[1]	2,522	9,660	—	—	(1,733)	10,449	—	265
American Funds Global Insight Fund, Class R-6	725	3,936	—	—	(294)	4,367	9	—
						114,058
Growth-and-income funds 38%
Fundamental Investors, Class R-6	8,671	23,325	—	—	(3,894)	28,102	229	1,310
Capital World Growth and Income Fund, Class R-6	6,874	20,833	—	—	(3,325)	24,382	266	503
The Investment Company of America, Class R-6	5,078	17,720	—	—	(2,136)	20,662	144	561
Washington Mutual Investors Fund, Class R-6	2,072	7,981	—	—	(456)	9,597	64	229
International Growth and Income Fund, Class R-6	2,522	7,000	24	(1)	(1,364)	8,133	123	169
						90,876
Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	1,209	6,783	—	—	(656)	7,336	67	78
American Balanced Fund, Class R-6	1,209	6,565	—	—	(439)	7,335	43	77
						14,671
Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	5,872	18,119	2,493	(28)	(1,062)	20,408	346	—
Capital World Bond Fund, Class R-6[4]	3,454	8,818	10,581	(1,762)	71	—	157	—
						20,408
Total 100%				$(1,791)	$(35,301)	$240,013	$1,625	$7,151
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
[4]	Affiliated issuer during the reporting period but no longer held at 7/31/2022.
American Funds College Target Date Series — Page 2 of 14

American Funds® College 2036 Fund
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 34%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	3,231,141	$107,726
SMALLCAP World Fund, Inc., Class R-6[1]	1,603,901	98,239
The Growth Fund of America, Class R-6	1,608,412	91,985
New Perspective Fund, Class R-6	1,296,210	67,999
American Funds Global Insight Fund, Class R-6	2,690,533	50,798
The New Economy Fund, Class R-6[1]	1,029,794	47,906
EuroPacific Growth Fund, Class R-6	432,580	21,906
		486,559
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	2,441,126	127,231
The Investment Company of America, Class R-6	2,736,679	118,827
Fundamental Investors, Class R-6	1,880,479	118,809
Washington Mutual Investors Fund, Class R-6	1,385,235	73,805
International Growth and Income Fund, Class R-6	1,309,822	41,901
		480,573
Balanced funds 10%
American Balanced Fund, Class R-6	2,624,785	78,403
American Funds Global Balanced Fund, Class R-6	1,860,606	61,716
		140,119
Fixed income funds 22%
U.S. Government Securities Fund, Class R-6	13,373,046	176,658
The Bond Fund of America, Class R-6	10,573,673	128,364
		305,022
Total investment securities 100% (cost: $1,556,088,000)		1,412,273
Other assets less liabilities 0%		(418)
Net assets 100%		$1,411,855
American Funds College Target Date Series — Page 3 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 34%
AMCAP Fund, Class R-6[1]	$108,389	$33,010	$—	$—	$(33,673)	$107,726	$—	$8,842
SMALLCAP World Fund, Inc., Class R-6[1]	114,169	35,580	4,814	(22)	(46,674)	98,239	—	9,634
The Growth Fund of America, Class R-6	78,920	39,597	—	—	(26,532)	91,985	298	6,031
New Perspective Fund, Class R-6	60,641	24,483	—	—	(17,125)	67,999	367	3,797
American Funds Global Insight Fund, Class R-6	42,979	14,398	—	—	(6,579)	50,798	411	—
The New Economy Fund, Class R-6[1]	40,006	23,083	—	—	(15,183)	47,906	—	2,953
EuroPacific Growth Fund, Class R-6	37,685	3,282	7,531	(419)	(11,111)	21,906	593	1,454
						486,559
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	106,399	46,032	—	—	(25,200)	127,231	1,846	5,567
The Investment Company of America, Class R-6	104,325	34,306	—	—	(19,804)	118,827	1,243	6,396
Fundamental Investors, Class R-6	103,373	38,348	—	—	(22,912)	118,809	1,352	8,915
Washington Mutual Investors Fund, Class R-6	48,549	30,861	837	104	(4,872)	73,805	720	2,460
International Growth and Income Fund, Class R-6	39,024	13,054	—	—	(10,177)	41,901	808	1,792
						480,573
Balanced funds 10%
American Balanced Fund, Class R-6	69,270	17,930	110	(4)	(8,683)	78,403	881	2,332
American Funds Global Balanced Fund, Class R-6	61,958	11,653	52	(4)	(11,839)	61,716	1,093	2,680
						140,119
Fixed income funds 22%
U.S. Government Securities Fund, Class R-6	201,548	35,635	45,661	(1,823)	(13,041)	176,658	4,163	—
The Bond Fund of America, Class R-6	69,637	70,823	2,911	(90)	(9,095)	128,364	1,912	430
Capital World Bond Fund, Class R-6[3]	66,244	14,742	67,400	(14,992)	1,406	—	1,417	—
						305,022
Total 100%				$(17,250)	$(281,094)	$1,412,273	$17,104	$63,283
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Affiliated issuer during the reporting period but no longer held at 7/31/2022.
American Funds College Target Date Series — Page 4 of 14

American Funds College 2033 Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 15%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	2,382,075	$79,419
New Perspective Fund, Class R-6	1,185,086	62,170
American Funds Global Insight Fund, Class R-6	3,267,285	61,686
The Growth Fund of America, Class R-6	918,380	52,522
SMALLCAP World Fund, Inc., Class R-6[1]	705,211	43,194
The New Economy Fund, Class R-6[1]	554,756	25,807
		324,798
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	3,582,462	186,718
The Investment Company of America, Class R-6	3,485,804	151,354
Washington Mutual Investors Fund, Class R-6	2,494,287	132,896
Fundamental Investors, Class R-6	1,953,615	123,429
American Mutual Fund, Class R-6	2,155,378	108,200
International Growth and Income Fund, Class R-6	1,640,647	52,484
		755,081
Equity-income funds 4%
Capital Income Builder, Class R-6	835,368	53,656
The Income Fund of America, Class R-6	1,692,674	40,353
		94,009
Balanced funds 10%
American Balanced Fund, Class R-6	4,870,077	145,469
American Funds Global Balanced Fund, Class R-6	2,258,641	74,919
		220,388
Fixed income funds 37%
The Bond Fund of America, Class R-6	35,935,493	436,257
U.S. Government Securities Fund, Class R-6	18,498,378	244,363
American Funds Mortgage Fund, Class R-6	6,950,198	66,861
American Funds Strategic Bond Fund, Class R-6	6,340,308	66,827
		814,308
Total investment securities 100% (cost: $2,375,557,000)		2,208,584
Other assets less liabilities 0%		(619)
Net assets 100%		$2,207,965
American Funds College Target Date Series — Page 5 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
AMCAP Fund, Class R-6[1]	$96,106	$12,192	$—	$—	$(28,879)	$79,419	$—	$7,224
New Perspective Fund, Class R-6	62,130	17,307	—	—	(17,267)	62,170	371	3,836
American Funds Global Insight Fund, Class R-6	77,024	677	5,230	(932)	(9,853)	61,686	678	—
The Growth Fund of America, Class R-6	85,375	6,992	12,487	1,671	(29,029)	52,522	307	6,223
SMALLCAP World Fund, Inc., Class R-6[1]	81,447	6,742	14,306	(1,476)	(29,213)	43,194	—	6,378
The New Economy Fund, Class R-6[1]	49,591	3,386	10,290	(4,077)	(12,803)	25,807	—	3,386
						324,798
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	172,187	52,584	—	—	(38,053)	186,718	2,791	8,598
The Investment Company of America, Class R-6	146,115	32,466	815	149	(26,561)	151,354	1,637	8,714
Washington Mutual Investors Fund, Class R-6	119,998	24,247	—	—	(11,349)	132,896	1,618	5,462
Fundamental Investors, Class R-6	139,254	16,759	2,798	(228)	(29,558)	123,429	1,690	11,435
American Mutual Fund, Class R-6	47,171	63,350	—	—	(2,321)	108,200	1,098	1,681
International Growth and Income Fund, Class R-6	59,470	8,106	1,090	(83)	(13,919)	52,484	1,104	2,495
						755,081
Equity-income funds 4%
Capital Income Builder, Class R-6	25,687	30,528	—	—	(2,559)	53,656	1,034	—
The Income Fund of America, Class R-6	17,955	24,632	—	—	(2,234)	40,353	660	777
						94,009
Balanced funds 10%
American Balanced Fund, Class R-6	137,793	23,608	—	—	(15,932)	145,469	1,643	4,355
American Funds Global Balanced Fund, Class R-6	81,522	8,152	135	(5)	(14,615)	74,919	1,359	3,346
						220,388
Fixed income funds 37%
The Bond Fund of America, Class R-6	403,102	89,337	11,331	(174)	(44,677)	436,257	8,400	2,203
U.S. Government Securities Fund, Class R-6	297,435	19,613	52,660	(1,366)	(18,659)	244,363	5,646	—
American Funds Mortgage Fund, Class R-6	28,610	40,439	—	—	(2,188)	66,861	510	—
American Funds Strategic Bond Fund, Class R-6	28,634	41,164	—	—	(2,971)	66,827	919	—
Capital World Bond Fund, Class R-6[3]	79,020	1,498	67,318	(14,015)	815	—	1,394	—
						814,308
Total 100%				$(20,536)	$(351,825)	$2,208,584	$32,859	$76,113
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Affiliated issuer during the reporting period but no longer held at 7/31/2022.
American Funds College Target Date Series — Page 6 of 14

American Funds College 2030 Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 2%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	733,498	$24,455
New Perspective Fund, Class R-6	464,769	24,382
American Funds Global Insight Fund, Class R-6	1,280,379	24,173
		73,010
Growth-and-income funds 25%
American Mutual Fund, Class R-6	5,264,077	264,257
Capital World Growth and Income Fund, Class R-6	3,300,886	172,042
Washington Mutual Investors Fund, Class R-6	2,768,927	147,528
The Investment Company of America, Class R-6	2,540,848	110,324
Fundamental Investors, Class R-6	762,448	48,172
International Growth and Income Fund, Class R-6	747,933	23,926
		766,249
Equity-income funds 12%
The Income Fund of America, Class R-6	8,583,115	204,622
Capital Income Builder, Class R-6	2,487,531	159,774
		364,396
Balanced funds 10%
American Balanced Fund, Class R-6	7,198,160	215,009
American Funds Global Balanced Fund, Class R-6	2,213,155	73,410
		288,419
Fixed income funds 51%
The Bond Fund of America, Class R-6	56,346,789	684,051
Intermediate Bond Fund of America, Class R-6	21,400,447	279,276
American Funds Strategic Bond Fund, Class R-6	23,385,381	246,482
American Funds Mortgage Fund, Class R-6	25,556,232	245,851
U.S. Government Securities Fund, Class R-6	8,982,272	118,655
		1,574,315
Total investment securities 100% (cost: $3,276,231,000)		3,066,389
Other assets less liabilities 0%		(865)
Net assets 100%		$3,065,524
American Funds College Target Date Series — Page 7 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
AMCAP Fund, Class R-6[1]	$46,820	$3,238	$11,669	$(2,591)	$(11,343)	$24,455	$—	$3,210
New Perspective Fund, Class R-6	46,019	3,116	11,530	(3,485)	(9,738)	24,382	275	2,841
American Funds Global Insight Fund, Class R-6	44,552	392	14,382	(2,265)	(4,124)	24,173	392	—
						73,010
Growth-and-income funds 25%
American Mutual Fund, Class R-6	241,183	44,372	10,386	1,705	(12,617)	264,257	3,568	7,355
Capital World Growth and Income Fund, Class R-6	183,078	31,548	2,780	(267)	(39,537)	172,042	2,789	9,142
Washington Mutual Investors Fund, Class R-6	171,678	9,623	17,308	2,863	(19,328)	147,528	2,191	7,432
The Investment Company of America, Class R-6	130,715	12,309	8,752	(683)	(23,265)	110,324	1,402	7,702
Fundamental Investors, Class R-6	91,114	8,600	31,992	(5,792)	(13,758)	48,172	1,022	7,256
International Growth and Income Fund, Class R-6	44,108	2,569	12,580	(1,009)	(9,162)	23,926	718	1,851
						766,249
Equity-income funds 12%
The Income Fund of America, Class R-6	138,540	79,790	—	—	(13,708)	204,622	4,081	5,474
Capital Income Builder, Class R-6	137,173	32,535	—	—	(9,934)	159,774	4,244	—
						364,396
Balanced funds 10%
American Balanced Fund, Class R-6	212,138	27,021	—	—	(24,150)	215,009	2,495	6,653
American Funds Global Balanced Fund, Class R-6	82,187	6,868	924	(22)	(14,699)	73,410	1,359	3,373
						288,419
Fixed income funds 51%
The Bond Fund of America, Class R-6	746,194	94,309	75,694	(3,848)	(76,910)	684,051	14,646	3,957
Intermediate Bond Fund of America, Class R-6	142,503	145,973	—	—	(9,200)	279,276	3,154	—
American Funds Strategic Bond Fund, Class R-6	188,319	73,269	—	—	(15,106)	246,482	4,254	—
American Funds Mortgage Fund, Class R-6	188,307	69,137	—	—	(11,593)	245,851	2,272	—
U.S. Government Securities Fund, Class R-6	219,746	3,584	91,239	(3,537)	(9,899)	118,655	3,584	—
						1,574,315
Total 100%				$(18,931)	$(328,071)	$3,066,389	$52,446	$66,246
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 8 of 14

American Funds College 2027 Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth-and-income funds 14%	Shares	Value (000)
American Mutual Fund, Class R-6	4,931,483	$247,561
Capital World Growth and Income Fund, Class R-6	1,477,994	77,033
Washington Mutual Investors Fund, Class R-6	804,073	42,841
The Investment Company of America, Class R-6	500,166	21,717
		389,152
Equity-income funds 10%
The Income Fund of America, Class R-6	7,519,110	179,255
Capital Income Builder, Class R-6	1,511,939	97,112
		276,367
Balanced funds 8%
American Balanced Fund, Class R-6	6,437,790	192,297
American Funds Global Balanced Fund, Class R-6	649,381	21,540
		213,837
Fixed income funds 68%
Intermediate Bond Fund of America, Class R-6	56,857,835	741,994
The Bond Fund of America, Class R-6	39,809,181	483,283
American Funds Mortgage Fund, Class R-6	37,041,371	356,338
American Funds Strategic Bond Fund, Class R-6	25,952,140	273,536
		1,855,151
Total investment securities 100% (cost: $2,877,951,000)		2,734,507
Other assets less liabilities 0%		(794)
Net assets 100%		$2,733,713
American Funds College Target Date Series — Page 9 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 14%
American Mutual Fund, Class R-6	$185,827	$78,019	$9,770	$2,095	$(8,610)	$247,561	$2,736	$5,667
Capital World Growth and Income Fund, Class R-6	59,638	34,705	6,679	50	(10,681)	77,033	848	2,978
Washington Mutual Investors Fund, Class R-6	81,406	4,313	35,573	(925)	(6,380)	42,841	977	3,335
The Investment Company of America, Class R-6	40,370	2,761	14,301	(1,603)	(5,510)	21,717	413	2,348
						389,152
Equity-income funds 10%
The Income Fund of America, Class R-6	213,166	13,159	27,680	1,660	(21,050)	179,255	5,158	8,002
Capital Income Builder, Class R-6	132,442	3,765	29,886	(1,712)	(7,497)	97,112	3,765	—
						276,367
Balanced funds 8%
American Balanced Fund, Class R-6	188,317	24,860	—	—	(20,880)	192,297	2,165	5,870
American Funds Global Balanced Fund, Class R-6	39,234	2,212	13,072	(2,244)	(4,590)	21,540	601	1,610
						213,837
Fixed income funds 68%
Intermediate Bond Fund of America, Class R-6	557,464	217,533	—	—	(33,003)	741,994	10,051	—
The Bond Fund of America, Class R-6	622,741	45,182	118,085	(6,747)	(59,808)	483,283	11,715	3,177
American Funds Mortgage Fund, Class R-6	297,353	76,952	—	—	(17,967)	356,338	3,432	—
American Funds Strategic Bond Fund, Class R-6	259,589	33,622	—	—	(19,675)	273,536	5,244	—
						1,855,151
Total 100%				$(9,426)	$(215,651)	$2,734,507	$47,105	$32,987
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 10 of 14

American Funds College 2024 Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	4,001,240	$200,862
Capital World Growth and Income Fund, Class R-6	463,840	24,176
		225,038
Equity-income funds 3%
The Income Fund of America, Class R-6	2,511,650	59,878
Capital Income Builder, Class R-6	375,252	24,102
		83,980
Balanced funds 6%
American Balanced Fund, Class R-6	5,952,374	177,797
Fixed income funds 84%
Intermediate Bond Fund of America, Class R-6	82,417,331	1,075,545
Short-Term Bond Fund of America, Class R-6	67,793,355	654,206
American Funds Mortgage Fund, Class R-6	37,952,186	365,100
American Funds Strategic Bond Fund, Class R-6	29,301,354	308,837
The Bond Fund of America, Class R-6	14,583,290	177,041
		2,580,729
Total investment securities 100% (cost: $3,209,825,000)		3,067,544
Other assets less liabilities 0%		(1,018)
Net assets 100%		$3,066,526
American Funds College Target Date Series — Page 11 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$144,067	$103,148	$43,808	$9,670	$(12,215)	$200,862	$1,817	$4,358
Capital World Growth and Income Fund, Class R-6	—	23,262	184	12	1,086	24,176	—	—
						225,038
Equity-income funds 3%
The Income Fund of America, Class R-6	117,198	6,874	54,788	3,097	(12,503)	59,878	2,475	4,399
Capital Income Builder, Class R-6	46,975	1,228	21,220	(942)	(1,939)	24,102	1,229	—
						83,980
Balanced funds 6%
American Balanced Fund, Class R-6	206,346	13,487	19,590	(202)	(22,244)	177,797	2,300	6,380
Fixed income funds 84%
Intermediate Bond Fund of America, Class R-6	1,082,354	62,996	10,967	(70)	(58,768)	1,075,545	16,773	—
Short-Term Bond Fund of America, Class R-6	316,516	352,043	—	—	(14,353)	654,206	4,401	—
American Funds Mortgage Fund, Class R-6	464,197	24,371	94,998	(6,367)	(22,103)	365,100	4,745	—
American Funds Strategic Bond Fund, Class R-6	305,442	27,488	1,033	17	(23,077)	308,837	6,127	—
The Bond Fund of America, Class R-6	455,967	10,185	246,051	(10,487)	(32,573)	177,041	7,007	2,186
						2,580,729
Total 100%				$(5,272)	$(198,689)	$3,067,544	$46,874	$17,323
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 12 of 14

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	2,399,308	$120,445
Balanced funds 5%
American Balanced Fund, Class R-6	4,032,316	120,446
Fixed income funds 90%
Intermediate Bond Fund of America, Class R-6	64,621,563	843,311
Short-Term Bond Fund of America, Class R-6	87,314,574	842,586
American Funds Mortgage Fund, Class R-6	25,060,813	241,085
American Funds Strategic Bond Fund, Class R-6	22,868,397	241,033
		2,168,015
Total investment securities 100% (cost: $2,537,503,000)		2,408,906
Other assets less liabilities 0%		(773)
Net assets 100%		$2,408,133
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$—	$118,803	$2,365	$105	$3,902	$120,445	$—	$—
Balanced funds 5%
American Balanced Fund, Class R-6	149,417	10,526	24,666	394	(15,225)	120,446	1,549	4,394
Fixed income funds 90%
Intermediate Bond Fund of America, Class R-6	1,043,175	14,268	163,103	(543)	(50,486)	843,311	14,267	—
Short-Term Bond Fund of America, Class R-6	1,042,603	8,593	175,914	(634)	(32,062)	842,586	8,593	—
American Funds Mortgage Fund, Class R-6	447,983	4,346	185,478	(12,617)	(13,149)	241,085	3,930	—
American Funds Strategic Bond Fund, Class R-6	295,777	5,338	40,265	(2,354)	(17,463)	241,033	5,321	—
						2,168,015
Total 100%				$(15,649)	$(124,483)	$2,408,906	$33,660	$4,394
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 13 of 14

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2022, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-800-0922O-S89754	American Funds College Target Date Series — Page 14 of 14